Segment reporting (Tables)	12 Months Ended
Dec. 31, 2024
Segment reporting
Schedule of consolidated statements of income and financial position by reportable segment

	2024
	North America	North America	Europe	Europe	Europe	South Africa	South Africa		Adjustments/
	Silicon Metal	Silicon Alloys	Manganese	Silicon Metal	Silicon Alloys	Silicon Metal	Silicon Alloys	Other segments	Eliminations (*)	Total
	US$'000	US$'000	US$'000	US$'000	US$'000	US$'000	US$'000	US$'000	US$'000	US$'000
Sales	386,429	279,806	367,498	393,278	181,702	67,944	91,021	43,001	(166,740)	1,643,939
Raw materials	(196,522)	(134,153)	(230,727)	(210,391)	(147,642)	(37,452)	(41,599)	(25,133)	167,797	(855,822)
Energy consumption for production	(71,025)	(29,051)	(21,924)	4,373	7,699	(22,786)	(34,820)	(3,774)	—	(171,308)
Other operating income	10,987	134	24,902	46,241	5,967	65	83	44,978	(48,979)	84,378
Staff costs	(57,992)	(43,342)	(31,355)	(71,647)	(23,613)	(6,270)	(9,978)	(35,667)	—	(279,864)
Other operating expense	(34,497)	(29,340)	(77,607)	(84,209)	(24,284)	(7,502)	(5,394)	(50,271)	47,922	(265,182)
Depreciation and amortization charges	(25,632)	(17,209)	(6,550)	(11,458)	(3,692)	(2,863)	(4,622)	(3,437)	—	(75,463)
Impairment (loss) gain	(17,962)	—	(2,629)	—	(3,646)	(12,953)	—	(5,862)	—	(43,052)
Other (loss) gain	(892)	(43)	—	155	68	—	(6)	1,273	—	555
Operating (loss) profit	(7,106)	26,802	21,608	66,342	(7,441)	(21,817)	(5,315)	(34,892)	—	38,181

(*) The amounts correspond to transactions between segments that are eliminated in the consolidation process.

	2023
	North America	North America	Europe	Europe	Europe	South Africa	South Africa		Adjustments/
	Silicon Metal	Silicon Alloys	Manganese	Silicon Metal	Silicon Alloys	Silicon Metal	Silicon Alloys	Other segments	Eliminations (*)	Total
	US$'000	US$'000	US$'000	US$'000	US$'000	US$'000	US$'000	US$'000	US$'000	US$'000
Sales	505,472	283,180	277,508	307,230	216,465	50,071	109,684	54,921	(154,497)	1,650,034
Raw materials	(240,482)	(137,307)	(226,463)	(206,727)	(160,780)	(16,401)	(45,491)	(30,391)	156,105	(907,937)
Energy consumption for production	(72,680)	(27,886)	42,624	103,423	52,371	(27,602)	(36,710)	(4,889)	—	28,651
Other operating income	6,605	3,896	36,628	40,321	21,149	594	(142)	50,655	(58,714)	100,992
Staff costs	(67,160)	(37,744)	(28,326)	(79,114)	(42,069)	(5,007)	(10,412)	(36,027)	—	(305,859)
Other operating expense	(44,304)	(26,840)	(69,897)	(71,632)	(44,132)	(11,223)	(10,718)	(48,309)	56,965	(270,090)
Depreciation and amortization charges	(32,313)	(15,183)	(7,835)	(6,325)	(3,005)	(1,840)	(4,056)	(2,975)	—	(73,532)
Impairment (loss) gain	(21,008)	—	(1,571)	—	(3,619)	478	—	430	—	(25,290)
Other (loss) gain	(71)	(115)	1	79	47	—	—	30	—	(29)
Operating (loss) profit	34,059	42,001	22,669	87,255	36,427	(10,930)	2,155	(16,555)	(141)	196,940

(*) The amounts correspond to transactions between segments that are eliminated in the consolidation process.

	2022
	North America	North America	Europe	Europe	Europe	South Africa		South Africa		Adjustments/
	Silicon Metal	Silicon Alloys	Manganese	Silicon Metal	Silicon Alloys	Silicon Metal		Silicon Alloys	Other segments	Eliminations (*)	Total
	US$'000	US$'000	US$'000	US$'000	US$'000	US$'000		US$'000	US$'000	US$'000	US$'000
Sales	671,290	339,414	701,140	536,753	259,419	17,337		122,262	81,560	(131,259)	2,597,916
Raw materials	(218,880)	(52,743)	(458,441)	(158,084)	(130,500)	(9,105)		(31,839)	(34,284)	133,008	(960,868)
Energy consumption for production	(86,665)	(15,747)	(82,593)	(83,852)	(9,187)	(165)		(33,534)	(12,475)	—	(324,218)
Other operating income	6,464	122	42,882	76,255	23,622	156		66	59,840	(62,051)	147,356
Staff costs	(61,378)	(41,923)	(28,996)	(81,175)	(50,467)	(1,736)		(11,652)	(37,483)	—	(314,810)
Other operating expense	(33,708)	(37,859)	(111,741)	(99,513)	(33,265)	(2,649)		(13,193)	(74,626)	60,302	(346,252)
Depreciation and amortization charges	(33,708)	(15,135)	(13,005)	(4,605)	(8,086)	(748)		(5,278)	(994)	—	(81,559)
Impairment (loss) gain	—	—	(33,222)	—	(26,028)	5,357		2,408	(5,514)	—	(56,999)
Other (loss) gain	(522)	(126)	(178)	230	82	—	—	—	495	—	(19)
Operating (loss) profit	242,893	176,003	15,846	186,009	25,590	8,447		29,240	(23,481)	—	660,547

(*) The amounts correspond to transactions between segments that are eliminated in the consolidation process.

Schedule of sales by product line

	Year Ended December 31,
	2024	2023	2022
	US$'000	US$'000	US$'000
Silicon metal	726,650	722,226	1,116,193
Manganese-based alloys	332,845	259,197	525,483
Ferrosilicon	272,386	330,946	561,539
Other silicon-based alloys	131,744	159,441	192,409
Silica fume	31,323	33,804	32,290
Other	148,991	144,420	170,002
Total	1,643,939	1,650,034	2,597,916

Schedule of non-current assets by geographical area

	Year ended December 31,
	2024	2023
	US$´000	US$´000
United Kingdom	338	462
United States of America	241,325	213,663
Europe
Spain	132,385	151,200
France	131,479	151,880
Other European Countries	7,968	57,739
Total non-current assets in Europe	271,832	360,819
Rest of the World	115,024	138,105
Total	628,519	713,049